Taxation - Narrative (Details)			12 Months Ended
	Apr. 01, 2023 GBP (£)	Mar. 31, 2023	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure Income Tax [Line Items]
Effective tax rate (as a percent)			0.00%
Profits rate corporation tax rate (as a percent)	19.00%
Profits exceeds amount | £	£ 50,000
Unrecognized deferred tax assets			$ 94,182,876	$ 68,583,769
Deferred tax liabilities			540,126	0
Deferred tax liability			$ 529,018	$ 0	$ 0
Isle of Man
Disclosure Income Tax [Line Items]
Tax rate (as a percent)			0.00%
United Kingdom
Disclosure Income Tax [Line Items]
Tax rate (as a percent)			25.00%
Effective rate (as a percent)	25.00%	19.00%
Tanzania
Disclosure Income Tax [Line Items]
Tax rate (as a percent)			30.00%
Australia
Disclosure Income Tax [Line Items]
Tax rate (as a percent)			30.00%